UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-04982

Heartland Group, Inc.

(Exact name of Registrant as specified in charter)

790 North Water Street, Suite 1200, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Nicole J. Best

Heartland Group, Inc., 790 North Water Street, Suite 1200, Milwaukee, WI 53202

(Name and address of agent for service)

(With a copy to:)

Ellen Drought

Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, WI 53202-5615

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

HEARTLAND MID CAP VALUE FUND

INSTITUTIONAL CLASS : HNMDX

Semi-Annual Tailored Shareholder Report - June 30, 2026 (Unaudited)

FUND OVERVIEW

This semi-annual shareholder report contains important information about Heartland Mid Cap Value Fund - Institutional Class for the period from January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Institutional	$45	0.85%

HOW DID THE FUND PERFORM THIS PERIOD?

In a market where returns were concentrated among perceived AI beneficiaries, the Mid Cap Value Fund trailed the Russell Midcap® Value Index in the six months ended June 30, 2026.

WHAT FACTORS INFLUENCED PERFORMANCE?

Negative stock selection drove most of the Fund’s underperformance, with the majority of the selection drag coming from the Technology sector. This occurred despite Tech being the top absolute return contributor by a wide margin.

We recognize that even when markets correctly identify a technology’s profound impact, shareholder returns can remain uncertain for decades. The long-term beneficiaries of revolutionary advancements are often consumers and companies that harness those technologies as they become cheaper and more widely available—not necessarily infrastructure suppliers that can experience boom-bust cycles. That’s why the team remains disciplined, using our 10 Principles of Value Investing™ and scenario-based price targets to identify mispriced companies across AI’s winners, perceived losers, and overlooked opportunities.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $500,000 in the Fund over the past ten years.

TOTAL RETURN BASED ON A $500,000 INVESTMENT

Heartland Mid Cap Value Fund - Institutional
Russell 3000® Index (Regulatory Benchmark)
Russell Midcap® Value Index
$2,050,000
$1,640,000
$1,230,000
$820,000
$410,000
$0
$2,033,587
$1,372,761
$1,345,132
2016
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026

Table Summary
	Heartland Mid Cap Value Fund - Institutional	Russell 3000® Index (Regulatory Benchmark)	Russell Midcap® Value Index
2016	$500,000	$500,000	$500,000
2016	$593,430	$543,961	$551,094
2017	$643,099	$658,903	$624,633
2018	$589,845	$624,365	$547,868
2019	$740,731	$818,036	$696,132
2020	$793,902	$988,906	$730,693
2021	$1,019,305	$1,242,670	$937,756
2022	$990,961	$1,003,992	$824,922
2023	$1,126,944	$1,264,596	$929,804
2024	$1,169,858	$1,565,668	$1,051,330
2025	$1,174,335	$1,834,109	$1,167,492
2026	$1,345,132	$2,033,587	$1,372,761

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Heartland Mid Cap Value Fund	1 Year	5 Year	10 Year
Mid Cap Value Fund - Institutional Class	14.22%	6.87%	10.40%
Russell 3000® Index (Regulatory Benchmark)	22.82%	12.31%	15.06%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$496,425,277
  Number of Portfolio Holdings61
  Portfolio Turnover Rate26%
  Net Advisory Fees Paid$1,569,659

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

TOP TEN HOLDINGS (% of Net Assets)

Table Summary
Top 10	Top 10
Teledyne Technologies, Inc.	4.5%
EOG Resources, Inc.	3.7%
Exelon Corp.	3.4%
Public Storage	3.4%
Watsco, Inc.	3.1%
JB Hunt Transport Services, Inc.	3.1%
Becton Dickinson & Co.	2.9%
Keysight Technologies, Inc.	2.7%
NOV, Inc.	2.7%
Hershey Co.	2.6%

SECTOR WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.0%
Consumer Staples	5.1%
Real Estate	5.5%
Materials	7.1%
Consumer Discretionary	8.4%
Information Technology	8.9%
Utilities	9.4%
Energy	9.7%
Financials	12.3%
Health Care	13.2%
Industrials	19.4%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Common Stock	99.0%
Cash, Cash Equivalents, & Other Net Assets	1.0%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND MID CAP VALUE FUND - INSTITUTIONAL CLASS : HNMDX

Semi-Annual Tailored Shareholder Report - June 30, 2026

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352799–SA–06302026

HEARTLAND MID CAP VALUE FUND

INVESTOR CLASS : HRMDX

Semi-Annual Tailored Shareholder Report - June 30, 2026 (Unaudited)

FUND OVERVIEW

This semi-annual shareholder report contains important information about Heartland Mid Cap Value Fund - Investor Class for the period from January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Investor	$55	1.04%

HOW DID THE FUND PERFORM THIS PERIOD?

In a market where returns were concentrated among perceived AI beneficiaries, the Mid Cap Value Fund trailed the Russell Midcap® Value Index in the six months ended June 30, 2026.

WHAT FACTORS INFLUENCED PERFORMANCE?

Negative stock selection drove most of the Fund’s underperformance, with the majority of the selection drag coming from the Technology sector. This occurred despite Tech being the top absolute return contributor by a wide margin.

We recognize that even when markets correctly identify a technology’s profound impact, shareholder returns can remain uncertain for decades. The long-term beneficiaries of revolutionary advancements are often consumers and companies that harness those technologies as they become cheaper and more widely available—not necessarily infrastructure suppliers that can experience boom-bust cycles. That’s why the team remains disciplined, using our 10 Principles of Value Investing™ and scenario-based price targets to identify mispriced companies across AI’s winners, perceived losers, and overlooked opportunities.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Heartland Mid Cap Value Fund - Investor
Russell 3000® Index (Regulatory Benchmark)
Russell Midcap® Value Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
2016
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026
$40,672
$27,455
$26,245

Table Summary
	Heartland Mid Cap Value Fund - Investor	Russell 3000® Index (Regulatory Benchmark)	Russell Midcap® Value Index
2016	$10,000	$10,000	$10,000
2016	$11,854	$10,879	$11,022
2017	$12,815	$13,178	$12,493
2018	$11,716	$12,487	$10,957
2019	$14,680	$16,361	$13,923
2020	$15,698	$19,778	$14,614
2021	$20,113	$24,853	$18,755
2022	$19,507	$20,080	$16,498
2023	$22,115	$25,292	$18,596
2024	$22,916	$31,313	$21,027
2025	$22,943	$36,682	$23,350
2026	$26,245	$40,672	$27,455

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Heartland Mid Cap Value Fund	1 Year	5 Year	10 Year
Mid Cap Value Fund - Investor Class	14.02%	6.61%	10.13%
Russell 3000® Index (Regulatory Benchmark)	22.82%	12.31%	15.06%
Russell Midcap® Value Index	26.62%	9.48%	10.63%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$496,425,277
  Number of Portfolio Holdings61
  Portfolio Turnover Rate26%
  Net Advisory Fees Paid$1,569,659

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

TOP TEN HOLDINGS (% of Net Assets)

Table Summary
Top 10	Top 10
Teledyne Technologies, Inc.	4.5%
EOG Resources, Inc.	3.7%
Exelon Corp.	3.4%
Public Storage	3.4%
Watsco, Inc.	3.1%
JB Hunt Transport Services, Inc.	3.1%
Becton Dickinson & Co.	2.9%
Keysight Technologies, Inc.	2.7%
NOV, Inc.	2.7%
Hershey Co.	2.6%

SECTOR WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.0%
Consumer Staples	5.1%
Real Estate	5.5%
Materials	7.1%
Consumer Discretionary	8.4%
Information Technology	8.9%
Utilities	9.4%
Energy	9.7%
Financials	12.3%
Health Care	13.2%
Industrials	19.4%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Common Stock	99.0%
Cash, Cash Equivalents, & Other Net Assets	1.0%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND MID CAP VALUE FUND - INVESTOR CLASS : HRMDX

Semi-Annual Tailored Shareholder Report - June 30, 2026

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352815–SA–06302026

HEARTLAND VALUE PLUS FUND

INSTITUTIONAL CLASS : HNVIX

Semi-Annual Tailored Shareholder Report - June 30, 2026 (Unaudited)

FUND OVERVIEW

This semi-annual shareholder report contains important information about Heartland Value Plus Fund - Institutional Class for the period from January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Plus Fund - Institutional	$53	0.95%

HOW DID THE FUND PERFORM THIS PERIOD?

The Value Plus Fund outpaced the Russell 2000® Value Index in the six months ended June 30, 2026, as small cap value participated in a strengthening economic environment.

WHAT FACTORS INFLUENCED PERFORMANCE?

Security selection was mixed. Our selection effect was positive in Materials, Consumer Discretionary, and Information Technology, but negative in Energy, Financials and Health Care. The AI trade continues to be the market’s dominant theme, and our Technology holdings outperformed the benchmark’s, even in a low-quality rally.

Several top-contributing stocks to our Fund’s performance were semiconductor and electrical equipment manufacturers benefiting from the AI buildout. Many of them are long-standing holdings that recently added data centers as a new end market. This shows that while the AI trade has been marked by speculation, not all strong businesses are being left behind. We continue to find opportunities that adhere to our 10 Principles of Value Investing™, which focuses on fundamental factors such as strong balance sheets and attractive valuation characteristics.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $500,000 in the Fund over the past ten years.

TOTAL RETURN BASED ON A $500,000 INVESTMENT

Heartland Value Plus Fund - Institutional
Russell 3000® Index (Regulatory Benchmark)
Russell 2000® Value Index
$2,050,000
$1,640,000
$1,230,000
$820,000
$410,000
$0
$2,033,587
$1,406,159
$1,325,945
2016
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026

Table Summary
	Heartland Value Plus Fund - Institutional	Russell 3000® Index (Regulatory Benchmark)	Russell 2000® Value Index
2016	$500,000	$500,000	$500,000
2016	$628,415	$543,961	$620,937
2017	$691,710	$658,903	$669,605
2018	$602,113	$624,365	$583,467
2019	$760,432	$818,036	$714,129
2020	$858,762	$988,906	$747,223
2021	$1,074,423	$1,242,670	$958,466
2022	$1,023,365	$1,003,992	$819,648
2023	$1,044,999	$1,264,596	$939,756
2024	$1,044,811	$1,565,668	$1,015,387
2025	$1,058,383	$1,834,109	$1,143,271
2026	$1,325,945	$2,033,587	$1,406,159

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Institutional Class	35.61%	4.37%	10.24%
Russell 3000® Index (Regulatory Benchmark)	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$330,414,800
  Number of Portfolio Holdings56
  Portfolio Turnover Rate15%
  Net Advisory Fees Paid$1,078,602

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

TOP TEN HOLDINGS (% of Net Assets)

Table Summary
Top 10	Top 10
Materion Corp.	3.4%
Royalty Pharma PLC (Class A)	3.2%
Lamar Advertising Co. (Class A)	3.1%
Littelfuse, Inc.	3.0%
FNB Corp.	3.0%
Associated Banc-Corp	3.0%
Renasant Corp.	2.9%
Seacoast Banking Corp. of Florida	2.8%
Envista Holdings Corp.	2.6%
Silicon Motion Technology Corp. (ADR)	2.5%

SECTOR WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.4%
Consumer Staples	2.7%
Utilities	3.0%
Energy	6.6%
Materials	7.2%
Real Estate	7.8%
Consumer Discretionary	10.1%
Health Care	10.6%
Information Technology	12.7%
Industrials	14.2%
Financials	24.7%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Common Stock	99.6%
Cash, Cash Equivalents, & Other Net Assets	0.4%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND VALUE PLUS FUND - INSTITUTIONAL CLASS : HNVIX

Semi-Annual Tailored Shareholder Report - June 30, 2026

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352849–SA–06302026

HEARTLAND VALUE PLUS FUND

INVESTOR CLASS : HRVIX

Semi-Annual Tailored Shareholder Report - June 30, 2026 (Unaudited)

FUND OVERVIEW

This semi-annual shareholder report contains important information about Heartland Value Plus Fund - Investor Class for the period from January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Plus Fund - Investor	$67	1.20%

HOW DID THE FUND PERFORM THIS PERIOD?

The Value Plus Fund outpaced the Russell 2000® Value Index in the six months ended June 30, 2026, as small cap value participated in a strengthening economic environment.

WHAT FACTORS INFLUENCED PERFORMANCE?

Security selection was mixed. Our selection effect was positive in Materials, Consumer Discretionary, and Information Technology, but negative in Energy, Financials and Health Care. The AI trade continues to be the market’s dominant theme, and our Technology holdings outperformed the benchmark’s, even in a low-quality rally.

Several top-contributing stocks to our Fund’s performance were semiconductor and electrical equipment manufacturers benefiting from the AI buildout. Many of them are long-standing holdings that recently added data centers as a new end market. This shows that while the AI trade has been marked by speculation, not all strong businesses are being left behind. We continue to find opportunities that adhere to our 10 Principles of Value Investing™, which focuses on fundamental factors such as strong balance sheets and attractive valuation characteristics.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Heartland Value Plus Fund - Investor
Russell 3000® Index (Regulatory Benchmark)
Russell 2000® Value Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
2016
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026
$40,672
$28,123
$25,893

Table Summary
	Heartland Value Plus Fund - Investor	Russell 3000® Index (Regulatory Benchmark)	Russell 2000® Value Index
2016	$10,000	$10,000	$10,000
2016	$12,551	$10,879	$12,419
2017	$13,783	$13,178	$13,392
2018	$11,974	$12,487	$11,669
2019	$15,089	$16,361	$14,283
2020	$16,995	$19,778	$14,944
2021	$21,218	$24,853	$19,169
2022	$20,167	$20,080	$16,393
2023	$20,536	$25,292	$18,795
2024	$20,473	$31,313	$20,308
2025	$20,690	$36,682	$22,865
2026	$25,893	$40,672	$28,123

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Investor Class	35.31%	4.12%	9.98%
Russell 3000® Index (Regulatory Benchmark)	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$330,414,800
  Number of Portfolio Holdings56
  Portfolio Turnover Rate15%
  Net Advisory Fees Paid$1,078,602

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

TOP TEN HOLDINGS (% of Net Assets)

Table Summary
Top 10	Top 10
Materion Corp.	3.4%
Royalty Pharma PLC (Class A)	3.2%
Lamar Advertising Co. (Class A)	3.1%
Littelfuse, Inc.	3.0%
FNB Corp.	3.0%
Associated Banc-Corp	3.0%
Renasant Corp.	2.9%
Seacoast Banking Corp. of Florida	2.8%
Envista Holdings Corp.	2.6%
Silicon Motion Technology Corp. (ADR)	2.5%

SECTOR WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.4%
Consumer Staples	2.7%
Utilities	3.0%
Energy	6.6%
Materials	7.2%
Real Estate	7.8%
Consumer Discretionary	10.1%
Health Care	10.6%
Information Technology	12.7%
Industrials	14.2%
Financials	24.7%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Common Stock	99.6%
Cash, Cash Equivalents, & Other Net Assets	0.4%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND VALUE PLUS FUND - INVESTOR CLASS : HRVIX

Semi-Annual Tailored Shareholder Report - June 30, 2026

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352500–SA–06302026

HEARTLAND VALUE FUND

INSTITUTIONAL CLASS : HNTVX

Semi-Annual Tailored Shareholder Report - June 30, 2026 (Unaudited)

FUND OVERVIEW

This semi-annual shareholder report contains important information about Heartland Value Fund - Institutional Class for the period from January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Fund - Institutional	$51	0.91%

HOW DID THE FUND PERFORM THIS PERIOD?

In a market where small caps have been strengthening, the Value Fund outpaced the Russell 2000® Value Index in the six months ended June 30, 2026.

WHAT FACTORS INFLUENCED PERFORMANCE?

Security selection explained the vast majority of the Fund’s outperformance. Selection effect was positive in 8 of 11 sectors, led by Financials and Consumer Discretionary. Though speculation continues to drive this AI-focused market, the Fund’s Technology holdings outpaced the benchmark. Two of the Fund’s top three contributors were semiconductor equipment makers viewed as beneficiaries of the data center buildout.

Lately, we have been trimming our Tech exposure as valuation characteristics have deteriorated. Our 10 Principles of Value Investing™ require us to focus on fundamental factors, and we are constantly assessing the risk/reward characteristics of our holdings. Meanwhile, we have been adding exposure to other areas overlooked by the AI boom or that appear to be overly punished due to disruption fears.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $500,000 in the Fund over the past ten years.

TOTAL RETURN BASED ON A $500,000 INVESTMENT

Heartland Value Fund - Institutional
Russell 3000® Index (Regulatory Benchmark)
Russell 2000® Value Index
$2,050,000
$1,640,000
$1,230,000
$820,000
$410,000
$0
$2,033,587
$1,652,941
$1,406,159
2016
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026

Table Summary
	Heartland Value Fund - Institutional	Russell 3000® Index (Regulatory Benchmark)	Russell 2000® Value Index
2016	$500,000	$500,000	$500,000
2016	$592,147	$543,961	$620,937
2017	$642,996	$658,903	$669,605
2018	$565,948	$624,365	$583,467
2019	$668,585	$818,036	$714,129
2020	$757,562	$988,906	$747,223
2021	$923,911	$1,242,670	$958,466
2022	$832,375	$1,003,992	$819,648
2023	$976,442	$1,264,596	$939,756
2024	$1,131,524	$1,565,668	$1,015,387
2025	$1,314,474	$1,834,109	$1,143,271
2026	$1,652,941	$2,033,587	$1,406,159

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Institutional Class	42.07%	13.16%	12.70%
Russell 3000® Index (Regulatory Benchmark)	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$1,169,448,092
  Number of Portfolio Holdings106
  Portfolio Turnover Rate25%
  Net Advisory Fees Paid$3,800,286

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

TOP TEN HOLDINGS (% of Net Assets)

Table Summary
Top 10	Top 10
Silicon Motion Technology Corp. (ADR)	2.6%
Centerra Gold, Inc.	2.4%
Encore Capital Group, Inc.	2.4%
Capital City Bank Group, Inc.	2.1%
Century Communities, Inc.	2.1%
Teleflex, Inc.	2.1%
EZCORP, Inc. (Class A)	2.1%
Texas Capital Bancshares, Inc.	2.0%
NWPX Infrastructure, Inc.	1.8%
EVERTEC, Inc.	1.8%

SECTOR WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.5%
Communication Services	2.0%
Consumer Staples	2.1%
Utilities	2.8%
Energy	6.2%
Real Estate	7.2%
Materials	7.6%
Health Care	8.6%
Information Technology	9.2%
Consumer Discretionary	11.2%
Industrials	18.7%
Financials	23.9%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Common Stock	99.5%
Cash, Cash Equivalents, & Other Net Assets	0.5%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND VALUE FUND - INSTITUTIONAL CLASS : HNTVX

Semi-Annual Tailored Shareholder Report - June 30, 2026

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352831–SA–06302026

HEARTLAND VALUE FUND

INVESTOR CLASS : HRTVX

Semi-Annual Tailored Shareholder Report - June 30, 2026 (Unaudited)

FUND OVERVIEW

This semi-annual shareholder report contains important information about Heartland Value Fund - Investor Class for the period from January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Fund - Investor	$61	1.09%

HOW DID THE FUND PERFORM THIS PERIOD?

In a market where small caps have been strengthening, the Value Fund outpaced the Russell 2000® Value Index in the six months ended June 30, 2026.

WHAT FACTORS INFLUENCED PERFORMANCE?

Security selection explained the vast majority of the Fund’s outperformance. Selection effect was positive in 8 of 11 sectors, led by Financials and Consumer Discretionary. Though speculation continues to drive this AI-focused market, the Fund’s Technology holdings outpaced the benchmark. Two of the Fund’s top three contributors were semiconductor equipment makers viewed as beneficiaries of the data center buildout.

Lately, we have been trimming our Tech exposure as valuation characteristics have deteriorated. Our 10 Principles of Value Investing™ require us to focus on fundamental factors, and we are constantly assessing the risk/reward characteristics of our holdings. Meanwhile, we have been adding exposure to other areas overlooked by the AI boom or that appear to be overly punished due to disruption fears.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Heartland Value Fund - Investor
Russell 3000® Index (Regulatory Benchmark)
Russell 2000® Value Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,672
$32,568
$28,123
2016
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025
2026

Table Summary
	Heartland Value Fund - Investor	Russell 3000® Index (Regulatory Benchmark)	Russell 2000® Value Index
2016	$10,000	$10,000	$10,000
2016	$11,835	$10,879	$12,419
2017	$12,832	$13,178	$13,392
2018	$11,273	$12,487	$11,669
2019	$13,297	$16,361	$14,283
2020	$15,044	$19,778	$14,944
2021	$18,324	$24,853	$19,169
2022	$16,493	$20,080	$16,393
2023	$19,318	$25,292	$18,795
2024	$22,347	$31,313	$20,308
2025	$25,919	$36,682	$22,865
2026	$32,568	$40,672	$28,123

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Investor Class	41.87%	13.00%	12.53%
Russell 3000® Index (Regulatory Benchmark)	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$1,169,448,092
  Number of Portfolio Holdings106
  Portfolio Turnover Rate25%
  Net Advisory Fees Paid$3,800,286

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

TOP TEN HOLDINGS (% of Net Assets)

Table Summary
Top 10	Top 10
Silicon Motion Technology Corp. (ADR)	2.6%
Centerra Gold, Inc.	2.4%
Encore Capital Group, Inc.	2.4%
Capital City Bank Group, Inc.	2.1%
Century Communities, Inc.	2.1%
Teleflex, Inc.	2.1%
EZCORP, Inc. (Class A)	2.1%
Texas Capital Bancshares, Inc.	2.0%
NWPX Infrastructure, Inc.	1.8%
EVERTEC, Inc.	1.8%

SECTOR WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.5%
Communication Services	2.0%
Consumer Staples	2.1%
Utilities	2.8%
Energy	6.2%
Real Estate	7.2%
Materials	7.6%
Health Care	8.6%
Information Technology	9.2%
Consumer Discretionary	11.2%
Industrials	18.7%
Financials	23.9%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Table Summary
Value	Value
Common Stock	99.5%
Cash, Cash Equivalents, & Other Net Assets	0.5%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND VALUE FUND - INVESTOR CLASS : HRTVX

Semi-Annual Tailored Shareholder Report - June 30, 2026

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422359109–SA–06302026

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments as of the close of the reporting period is included in the financial statements filed under Item 7 of this Report.

(b)	Not applicable to Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s most recent semi-annual financial statements required, and for the period covered by this report, by Regulation S-X are attached herewith.

(b)	The Registrant’s financial highlights, audited for the latest 5 fiscal years as required in Regulation S-X, are attached herewith.

HEARTLAND FUNDS
AMERICA'S VALUE INVESTOR®

# SEMI-ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

*(Includes N-CSR Items 7-11)*

June 30, 2026

**Mid Cap Value Fund**

**Value Plus Fund**

**Value Fund**

HEARTLAND FUNDS

ITEM 7 – Financial Statements and Financial Highlights for
Open-End Management Investment Companies

Semi-Annual Report | June 30, 2026	1

HEARTLAND MID CAP VALUE FUND	SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCK (99.0%)
Automobiles (1.4%)
Thor Industries, Inc.	92,178	$6,928,098

Banks (2.9%)
First Citizens
BancShares, Inc. (Class B)	800	1,499,600
PNC Financial Services Group, Inc.	27,790	6,842,454
Texas Capital Bancshares, Inc.	56,381	5,821,902
		14,163,956
Building Products (2.3%)
A.O. Smith Corp.	81,247	5,095,812
Carlisle Cos., Inc.	16,894	6,128,298
		11,224,110
Capital Markets (3.3%)
MarketAxess Holdings, Inc.	81,487	9,247,960
Northern Trust Corp.	40,813	7,094,932
		16,342,892
Chemicals (2.5%)
International Flavors & Fragrances, Inc.	62,817	4,976,363
PPG Industries, Inc.	61,295	7,434,470
		12,410,833
Commercial Services & Supplies (1.4%)
MSA Safety, Inc.	40,816	7,125,657

Consumer Staples Distribution & Retail (1.6%)
Sysco Corp.	92,231	7,708,667

Containers & Packaging (3.0%)
Ball Corp.	116,853	7,291,627
Packaging Corp. of America	32,739	7,801,049
		15,092,676
Diversified Consumer Services (0.3%)
Grand Canyon Education, Inc.(a)	11,518	1,648,341

Electric Utilities (7.4%)
Exelon Corp.	363,489	16,945,858
FirstEnergy Corp.	212,086	10,082,569
Xcel Energy, Inc.	119,540	9,599,062
		36,627,489
Electrical Equipment (1.6%)
Hubbell, Inc.	15,202	7,953,686

Electronic Equipment, Instruments & Components (7.7%)
Keysight Technologies, Inc.(a)	38,488	13,473,495
TE Connectivity PLC	11,845	2,388,070
Teledyne Technologies, Inc.(a)	33,777	22,525,882
		38,387,447
Energy Equipment & Services (3.8%)
NOV, Inc.	712,214	13,211,569
SLB, Ltd.	126,032	5,859,228
		19,070,797
	SHARES	VALUE
Financial Services (1.0%)
Fidelity National Information Services, Inc.	128,848	$5,009,610

Food Products (3.5%)
Hershey Co.	72,617	12,740,652
Ingredion, Inc.	47,073	4,458,284
		17,198,936
Ground Transportation (3.1%)
JB Hunt Transport Services, Inc.	52,954	15,326,476

Health Care Equipment & Supplies (4.7%)
Becton Dickinson & Co.	96,279	14,569,901
The Cooper Companies, Inc.(a)	125,193	8,977,590
		23,547,491
Health Care Providers & Services (6.9%)
Centene Corp.(a)	148,051	9,503,394
Humana, Inc.	26,675	10,595,844
Molina Healthcare, Inc.(a)	38,119	8,717,815
Quest Diagnostics, Inc.	25,263	5,354,493
		34,171,546
Hotels, Restaurants & Leisure (2.5%)
Aramark	155,799	8,864,963
Vail Resorts, Inc.	24,784	3,374,342
		12,239,305
Household Durables (2.9%)
DR Horton, Inc.	69,970	11,396,713
Mohawk Industries, Inc.(a)	25,390	3,080,569
		14,477,282
Insurance (5.1%)
Arch Capital Group, Ltd.(a)	94,073	9,130,725
Everest Group, Ltd.	22,561	8,059,466
Old Republic International Corp.	92,599	3,789,151
Willis Towers Watson PLC	16,727	4,371,936
		25,351,278
Life Sciences Tools & Services (1.6%)
Waters Corp.(a)	20,595	7,723,949

Machinery (3.9%)
Donaldson Co., Inc.	95,616	8,583,449
Lincoln Electric Holdings, Inc.	20,241	5,374,188
Middleby Corp.(a)	31,744	5,460,285
		19,417,922
Marine Transportation (1.1%)
Kirby Corp.(a)	40,068	5,448,046

Metals & Mining (1.6%)
Nucor Corp.	35,457	7,898,047

Multi-Utilities (2.0%)
WEC Energy Group, Inc.	84,979	9,922,998
	SHARES	VALUE
Oil, Gas & Consumable Fuels (5.8%)
EOG Resources, Inc.	143,245	$18,583,174
Kinder Morgan, Inc. (Class P)	323,694	10,348,497
		28,931,671
Passenger Airlines (1.3%)
Southwest Airlines Co.	123,337	6,341,989

Professional Services (1.6%)
Leidos Holdings, Inc.	30,266	3,116,490
Robert Half, Inc.	153,205	4,703,394
		7,819,884
Residential REITs (2.1%)
Camden Property Trust	91,866	10,517,738

Semiconductors & Semiconductor Equipment (1.2%)
Lam Research Corp.	2,992	1,296,523
ON Semiconductor Corp.(a)	50,911	4,813,126
		6,109,649
Specialized REITs (3.4%)
Public Storage	52,778	16,799,765

Specialty Retail (1.4%)
Murphy USA, Inc.	12,458	6,713,242

Trading Companies & Distributors (3.1%)
Watsco, Inc.	37,366	15,571,533

TOTAL COMMON STOCK
(Cost $397,193,243)		$491,223,006

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.9%)
Time Deposits (0.9%)
JPM Chase (New York) (b)	2.97%	$4,454,322	$4,454,322

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,454,322)			$4,454,322

TOTAL INVESTMENTS (99.9%)
(Cost $401,647,565)			$495,677,328
OTHER ASSETS AND LIABILITIES, NET - (0.1%)			747,949
TOTAL NET ASSETS - 100.0%			$496,425,277

The accompanying Notes to Financial Statements are an integral part of these Statements.

2	www.heartlandadvisors.com

HEARTLAND VALUE PLUS FUND	SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCK (99.6%)
Aerospace & Defense (1.0%)
Hexcel Corp.	32,500	$3,251,950

Automobile Components (2.4%)
Phinia, Inc.	95,000	7,825,150

Banks (15.5%)
Associated Banc-Corp	325,000	10,000,250
FB Financial Corp.	150,000	8,302,500
FNB Corp.	525,000	10,017,000
Glacier Bancorp, Inc.	90,000	4,642,200
Renasant Corp.	225,000	9,571,500
Seacoast Banking Corp. of Florida	275,000	9,143,750
		51,677,200
Beverages (2.0%)
Primo Brands Corp. (Class A)	265,000	6,476,600
Building Products (2.4%)
Builders FirstSource, Inc.(a)	47,500	4,250,300
Hayward Holdings, Inc.(a)	210,000	3,635,100
		7,885,400
Capital Markets (2.4%)
Stifel Financial Corp.	112,500	7,849,125

Chemicals (3.3%)
Quaker Chemical Corp.	40,000	6,354,800
Sensient Technologies Corp.	37,500	4,623,375
		10,978,175
Commercial Services & Supplies (0.8%)
Brady Corp. (Class A)	30,000	2,747,100

Construction & Engineering (1.8%)
Granite Construction, Inc.	37,500	5,928,000

Consumer Finance (2.3%)
FirstCash Holdings, Inc.	35,000	7,571,200

Consumer Staples Distribution & Retail (0.7%)
BJ’s Wholesale Club Holdings, Inc.(a)	25,000	2,180,500

Electrical Equipment (1.3%)
Generac Holdings, Inc.(a)	15,000	4,392,150

Electronic Equipment, Instruments & Components (5.0%)
CTS Corp.	100,000	6,519,000
Littelfuse, Inc.	22,000	10,017,260
		16,536,260
	SHARES	VALUE
Energy Equipment & Services (2.6%)
Innovex International, Inc.(a)	135,000	$3,348,000
NOV, Inc.	280,000	5,194,000
		8,542,000
Financial Services (2.1%)
Federal Agricultural Mortgage Corp. (Class C)	35,000	6,974,450

Gas Utilities (1.6%)
ONE Gas, Inc.	70,000	5,394,900

Health Care Equipment & Supplies (5.1%)
Envista Holdings Corp.(a)	325,000	8,563,750
Integer Holdings Corp.(a)	40,000	3,738,000
The Cooper Companies, Inc.(a)	70,000	5,019,700
		17,321,450
Hotels, Restaurants & Leisure (1.3%)
Wyndham Hotels & Resorts, Inc.	50,000	4,210,500

Household Durables (2.0%)
Century Communities, Inc.	90,000	6,449,400

Industrial REITs (2.5%)
EastGroup Properties, Inc.	40,000	8,101,200

Insurance (2.3%)
The Hanover Insurance Group, Inc.	35,000	7,494,200

Leisure Products (1.1%)
Acushnet Holdings Corp.	30,000	3,555,900

Life Sciences Tools & Services (2.2%)
ICON PLC(a)	42,500	7,382,675

Machinery (4.8%)
Enerpac Tool Group Corp. (Class A)	65,000	2,330,900
Gates Industrial Corp. PLC(a)	280,000	7,831,600
IDEX Corp.	25,000	5,673,750
		15,836,250
Metals & Mining (3.9%)
Centerra Gold, Inc.	100,000	1,586,000
Materion Corp.	37,500	11,152,125
		12,738,125
Multi-Utilities (1.4%)
Algonquin Power & Utilities Corp.	200,000	1,172,000
Northwestern Energy Group, Inc.	50,000	3,581,000
		4,753,000
	SHARES	VALUE
Oil, Gas & Consumable Fuels (4.0%)
Magnolia Oil & Gas Corp. (Class A)	200,000	$5,116,000
Matador Resources Co.	92,500	4,604,650
Viper Energy, Inc.	80,000	3,392,000
		13,112,650
Pharmaceuticals (3.2%)
Royalty Pharma PLC (Class A)	190,000	10,653,300

Residential REITs (2.3%)
Camden Property Trust	65,000	7,441,850

Semiconductors & Semiconductor Equipment (6.9%)
Lattice Semiconductor Corp.(a)	50,000	7,648,000
Semtech Corp.(a)	45,000	7,283,250
Silicon Motion Technology Corp. (ADR)	25,000	8,333,250
		23,264,500
Software (0.7%)
Tyler Technologies, Inc.(a)	7,500	2,193,450

Specialized REITs (3.1%)
Lamar Advertising Co. (Class A)	65,000	10,138,700

Specialty Retail (2.2%)
Academy Sports & Outdoors, Inc.	75,000	3,534,750
Sonic Automotive, Inc. (Class A)	42,500	3,603,575
		7,138,325
Textiles, Apparel & Luxury Goods (1.3%)
Columbia Sportswear Co.	70,000	4,327,400

Trading Companies & Distributors (2.1%)
WESCO International, Inc.	20,000	6,908,600

TOTAL COMMON STOCK
(Cost $235,060,121)		$329,231,635

The accompanying Notes to Financial Statements are an integral part of these Statements.

Semi-Annual Report | June 30, 2026	3

HEARTLAND VALUE PLUS FUND	SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.5%)
Time Deposits (0.5%)
JPM Chase (New York) (b)	2.97%	$1,767,587	$1,767,587

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,767,587)			$1,767,587

TOTAL INVESTMENTS (100.1%)
(Cost $236,827,708)			$330,999,222

OTHER ASSETS AND LIABILITIES, NET - (-0.1%)			(584,422)
TOTAL NET ASSETS - 100.0%			$330,414,800

The accompanying Notes to Financial Statements are an integral part of these Statements.

4	www.heartlandadvisors.com

HEARTLAND VALUE FUND	SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCK (99.5%)
Aerospace & Defense (1.1%)
Hexcel Corp.	125,000	$12,507,500

Automobile Components (1.9%)
Linamar Corp. (CAD)(c)	140,000	9,927,587
Phinia, Inc.	150,000	12,355,500
		22,283,087
Automobiles (0.4%)
Thor Industries, Inc.	60,000	4,509,600

Banks (13.0%)
Associated Banc-Corp	400,000	12,308,000
Bank of Marin Bancorp	300,000	8,310,000
Capital City Bank Group, Inc.	500,000	24,709,999
Community Trust Bancorp, Inc.	150,000	10,854,000
Customers Bancorp, Inc.(a)	150,000	11,865,000
First Internet Bancorp	250,000	6,950,000
Glacier Bancorp, Inc.	200,000	10,316,000
Heritage Financial Corp.	275,000	8,145,500
Nicolet Bankshares, Inc.	55,758	9,221,816
Seacoast Banking Corp. of Florida	350,000	11,637,500
Texas Capital Bancshares, Inc.	222,888	23,015,415
TriCo Bancshares	250,000	13,462,500
		150,795,730
Beverages (1.0%)
Primo Brands Corp. (Class A)	500,000	12,220,000

Chemicals (1.8%)
Ascent Industries Co.(a)	200,618	3,015,289
Quaker Chemical Corp.	115,000	18,270,050
		21,285,339
Commercial Services & Supplies (0.9%)
Birchtech Corp.(a),(d)	1,000,000	2,050,000
Perma-Fix Environmental Services, Inc.(a)	400,000	5,716,000
Quad/Graphics, Inc. (Class A)	300,000	2,529,000
		10,295,000
Communications Equipment (1.9%)
ADTRAN Holdings, Inc.(a)	750,000	10,425,000
AudioCodes, Ltd.	655,100	6,341,368
Lantronix, Inc.(a)	900,000	5,292,000
		22,058,368
Construction & Engineering (2.3%)
NWPX Infrastructure, Inc.(a)	140,000	20,991,600
Primoris Services Corp.	60,000	5,947,200
		26,938,800
Construction Materials (0.4%)
Knife River Corp.(a)	60,000	5,019,000
	SHARES	VALUE
Consumer Finance (4.5%)
Encore Capital Group, Inc.(a)	300,000	$27,987,000
EZCORP, Inc. (Class A)(a)	700,000	24,199,000
		52,186,000
Consumer Staples Distribution & Retail (0.3%)
Grocery Outlet Holding Corp.(a)	300,000	2,994,000

Containers & Packaging (0.7%)
Sonoco Products Co.	150,000	8,452,500

Diversified Consumer Services (1.1%)
Carriage Services, Inc.	207,300	7,947,882
Lincoln Educational Services Corp.(a)	100,000	4,990,000
		12,937,882
Diversified REITs (0.6%)
Alpine Income Property Trust, Inc.	350,000	7,266,000

Electrical Equipment (2.1%)
Sensata Technologies Holding PLC	250,000	11,935,000
Shoals Technologies Group, Inc. (Class A)(a)	1,250,000	12,375,000
		24,310,000
Electronic Equipment, Instruments & Components (1.6%)
Benchmark Electronics, Inc.	65,000	6,413,550
Sanmina Corp.(a)	50,000	12,654,000
		19,067,550
Energy Equipment & Services (2.2%)
Core Laboratories, Inc.	901,721	10,505,050
Innovex International, Inc.(a)	300,000	7,440,000
TETRA Technologies, Inc.(a)	700,000	7,931,000
		25,876,050
Entertainment (1.2%)
DoubleDown Interactive Co., Ltd. (ADR)(a)	750,000	8,610,000
Marcus Corp. (Class A)	255,000	5,982,300
		14,592,300
Financial Services (4.5%)
Cass Information Systems, Inc.	375,000	19,245,000
EVERTEC, Inc.	750,000	20,835,000
MGIC Investment Corp.	450,000	12,690,000
		52,770,000
Food Products (0.8%)
John B Sanfilippo & Son, Inc.	70,000	6,019,300
Mission Produce, Inc.(a)	329,279	3,882,199
		9,901,499
	SHARES	VALUE
Ground Transportation (2.7%)
ArcBest Corp.	110,000	$15,789,400
Lyft, Inc. (Class A)(a)	700,000	10,227,000
Marten Transport, Ltd.	350,000	6,072,500
		32,088,900
Health Care Equipment & Supplies (6.3%)
DENTSPLY SIRONA, Inc.	800,000	8,488,000
Haemonetics Corp.(a)	200,000	15,000,000
Integer Holdings Corp.(a)	175,000	16,353,750
Neogen Corp.(a)	1,000,000	8,990,000
Teleflex, Inc.	191,073	24,220,413
		73,052,163
Health Care Providers & Services (2.4%)
Henry Schein, Inc.(a)	120,000	10,022,400
InfuSystem Holdings, Inc.(a)	700,000	6,755,000
NRC Health	300,000	6,471,000
Park Dental Partners, Inc.(a)	200,000	4,310,000
		27,558,400
Health Care REITs (1.6%)
Chiron Real Estate, Inc.	500,000	18,760,000

Hotels, Restaurants & Leisure (1.0%)
Choice Hotels International, Inc.	55,000	6,064,850
Papa John’s International, Inc.	160,000	5,883,200
		11,948,050
Household Durables (3.1%)
Century Communities, Inc.	341,468	24,469,597
Mohawk Industries, Inc.(a)	100,000	12,133,000
		36,602,597
Industrial REITs (1.6%)
LXP Industrial Trust	337,200	18,168,336

Insurance (2.0%)
International General Insurance Holdings, Ltd.	300,000	7,851,000
Stewart Information Services Corp.	125,000	8,252,500
Tiptree, Inc.	400,000	7,168,000
		23,271,500
Interactive Media & Services (0.8%)
QuinStreet, Inc.(a)	600,000	8,790,000

The accompanying Notes to Financial Statements are an integral part of these Statements.

Semi-Annual Report | June 30, 2026	5

HEARTLAND VALUE FUND	SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

	SHARES	VALUE
Machinery (4.5%)
Astec Industries, Inc.	200,000	$12,238,000
Columbus McKinnon Corp.	400,000	6,052,000
Gates Industrial Corp. PLC(a)	400,000	11,188,000
Hillman Solutions Corp.(a)	800,000	6,752,000
Miller Industries, Inc.	150,000	7,672,500
The Greenbrier Cos, Inc.	100,000	4,901,000
Wabash National Corp.	250,000	3,375,000
		52,178,500
Metals & Mining (4.6%)
Centerra Gold, Inc.	1,800,000	28,548,000
Eldorado Gold Corp.	600,000	18,654,000
Major Drilling Group International, Inc. (CAD)(a),(c)	675,000	7,172,396
		54,374,396
Multi-Utilities (1.6%)
Algonquin Power & Utilities Corp.	1,150,000	6,739,000
Unitil Corp.	232,349	12,242,469
		18,981,469
Oil, Gas & Consumable Fuels (4.0%)
Advantage Energy, Ltd. (CAD)(a),(c)	2,400,000	17,446,854
Magnolia Oil & Gas Corp. (Class A)	400,000	10,232,000
Viper Energy, Inc.	450,000	19,080,000
		46,758,854
Passenger Airlines (1.7%)
Allegiant Travel Co.(a)	165,000	19,404,000

Professional Services (2.0%)
Barrett Business Services, Inc.	450,000	15,984,000
Parsons Corp.(a)	150,000	7,858,500
		23,842,500
Real Estate Management & Development (1.1%)
Forestar Group, Inc.(a)	408,823	12,939,248

Residential REITs (1.3%)
BSR Real Estate
Investment Trust (CAD)(c),(d)	1,300,000	15,344,262

Retail REITs (1.0%)
Getty Realty Corp.	350,000	11,676,000

Semiconductors & Semiconductor Equipment (4.0%)
Ichor Holdings, Ltd.(a)	67,500	7,578,900
Photronics, Inc.(a)	300,000	9,759,000
Silicon Motion Technology Corp. (ADR)	90,000	29,999,700
		47,337,600
Software (1.6%)
I3 Verticals, Inc. (Class A)(a)	850,000	18,156,000
		SHARES	VALUE
Specialty Retail (2.2%)
Academy Sports & Outdoors, Inc.		400,000	$18,852,000
Sonic Automotive, Inc. (Class A)		85,000	7,207,150
			26,059,150
Textiles, Apparel & Luxury Goods (1.5%)
Columbia Sportswear Co.		175,000	10,818,500
Oxford Industries, Inc.		200,000	6,974,000
			17,792,500
Trading Companies & Distributors (1.4%)
Custom Truck One Source, Inc.(a)		700,000	8,267,000
DNOW, Inc.(a)		600,000	7,782,000
			16,049,000
Water Utilities (1.2%)
Consolidated Water Co., Ltd.		225,000	6,637,500
Global Water Resources, Inc.		108,991	789,095
Pure Cycle Corp.(a)		611,309	6,547,119
			13,973,714
TOTAL COMMON STOCK
(Cost $774,056,911)			$1,163,373,344

INTEREST RATE		PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.7%)
Time Deposits (0.7%)
JPM Chase (New York) (b)	2.97%	$8,061,863	$8,061,863

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,061,863)			$8,061,863

TOTAL INVESTMENTS (100.2%)
(Cost $782,118,774)			$1,171,435,207

OTHER ASSETS AND LIABILITIES, NET - (-0.2%)			(1,987,115)
TOTAL NET ASSETS - 100.0%			$1,169,448,092

The accompanying Notes to Financial Statements are an integral part of these Statements.

6	www.heartlandadvisors.com

HEARTLAND FUNDS	SCHEDULE OF INVESTMENTS - FOOTNOTES

June 30, 2026 (Unaudited)

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of June 30, 2026.
(c)	Traded in a foreign country
(d)	Illiquid security, pursuant to the Corporation’s Liquidity Risk Management Program. See Note 2(g) in the Notes to Financial Statements.

Common Abbreviations:

ADR	American Depositary Receipt.
Ltd.	Limited.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

Currency Abbreviations:

CAD	Canadian Dollar

Percentages are stated as a percent of net assets.

Sector and Industry classifications are sourced from GICS®. The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence (“S&P”). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaims all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of such damages.

The accompanying Notes to Financial Statements are an integral part of these Statements.

Semi-Annual Report | June 30, 2026	7

HEARTLAND FUNDS	STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

	MID CAP VALUE FUND	VALUE PLUS FUND	VALUE FUND
ASSETS:
Investments in securities, at cost	$401,647,565	$236,827,708	$782,118,774
Investments in securities, at value	$495,677,328	$330,999,222	$1,171,435,207
Receivable for securities sold	—	665,401	648,030
Receivable for capital shares issued	578,330	113,376	1,545,032
Accrued dividends and interest	466,555	180,056	897,913
Prepaid expenses	38,304	46,493	77,254
Total Assets	496,760,517	332,004,548	1,174,603,436

LIABILITIES:
Payable for securities purchased	—	939,982	2,483,421
Payable for capital shares redeemed	115,344	485,607	2,255,219
Accrued expenses
Management fees	72,245	44,119	166,116
Distribution fees - Investor Class	8,965	8,883	24,513
Fund accounting fees	46,686	37,474	84,249
Transfer agency fees	48,721	42,764	71,748
Custody fees	2,975	2,204	13,876
Audit fees	12,902	12,823	13,283
Legal fees	7,810	924	15,845
Printing fees	17,571	14,248	14,668
Other	2,021	720	12,406
Total Liabilities	335,240	1,589,748	5,155,344
TOTAL NET ASSETS	$496,425,277	$330,414,800	$1,169,448,092

NET ASSETS CONSIST OF:
Paid-in capital	$383,198,962	$238,968,136	$670,299,515
Total distributable earnings	113,226,315	91,446,664	499,148,577
TOTAL NET ASSETS	$496,425,277	$330,414,800	$1,169,448,092

NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE:
INVESTOR CLASS:
Net Assets	$187,478,059	$185,761,941	$862,113,540
Shares outstanding	12,413,829	4,124,040	13,517,055
NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE	$15.10	$45.04	$63.78

INSTITUTIONAL CLASS:
Net Assets	$308,947,218	$144,652,859	$307,334,552
Shares outstanding	20,327,921	3,235,727	4,664,831
NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE	$15.20	$44.70	$65.88

The accompanying Notes to Financial Statements are an integral part of these Statements.

8	www.heartlandadvisors.com

HEARTLAND FUNDS	STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

	MID CAP VALUE FUND	VALUE PLUS FUND	VALUE FUND
INVESTMENT INCOME:
Dividends	$5,170,100	$2,561,057	$8,179,605
Interest	83,456	13,869	190,962
Foreign taxes withheld	–	(6,649)	(147,842)
Total Investment Income	5,253,556	2,568,277	8,222,725

EXPENSES:
Management fees	1,800,015	1,078,602	3,800,286
Distribution fees - Investor Class	172,546	212,205	691,102
Transfer agency fees	200,021	210,077	353,502
Fund accounting fees	82,701	61,065	164,291
Custodian fees	10,807	8,072	32,624
Printing, Postage and communication fees	9,467	13,293	22,411
Legal fees	33,169	18,772	74,649
Registration fees	17,597	14,132	19,012
Directors’ fees	43,306	27,183	87,765
Audit and tax fees	13,273	13,057	14,019
Insurance fees	17,385	10,545	30,117
Other expenses	43,281	10,473	39,536
Total Expenses before waivers	2,443,568	1,677,476	5,329,314
Expenses waived by investment advisor (See Note 6)	(230,356)	–	–
Total Expenses after waivers	2,213,212	1,677,476	5,329,314
NET INVESTMENT INCOME:	3,040,344	890,801	2,893,411

REALIZED & UNREALIZED GAINS (LOSSES) ON INVESTMENTS, AND TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Net realized gains (losses) on:
Investments	22,277,930	11,596,045	107,880,915
Foreign currency translation	—	(160)	(7,340)
Net change in unrealized appreciation (depreciation) on:
Investments	40,340,043	57,341,368	122,475,823
Foreign currency translation	—	—	(1,282)
TOTAL REALIZED & UNREALIZED GAINS ON INVESTMENTS, AND TRANSLATION OF ASSETS IN FOREIGN CURRENCY	62,617,973	68,937,253	230,348,116
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,658,317	$69,828,054	$233,241,527

The accompanying Notes to Financial Statements are an integral part of these Statements.

Semi-Annual Report | June 30, 2026	9

HEARTLAND FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	MID CAP VALUE FUND		VALUE PLUS FUND		VALUE FUND
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
FROM INVESTMENT OPERATIONS:
Net investment income	$3,040,344	$7,091,827	$890,801	$1,925,433	$2,893,411	$5,160,427
Net realized gains (losses)	22,277,930	(1,707,273)	11,595,885	1,462,268	107,873,575	58,750,880
Net change in unrealized appreciation (depreciation)	40,340,043	(252,402)	57,341,368	(2,131,513)	122,474,541	56,876,486
Net Increase in net assets resulting from operations	65,658,317	5,132,152	69,828,054	1,256,188	233,241,527	120,787,793

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(3,868,175)	—	(984,607)	—	(59,904,638)
Institutional Class	—	(7,047,332)	—	(1,143,032)	—	(14,785,368)
Total distributions to shareholders	—	(10,915,507)	—	(2,127,639)	—	(74,690,006)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	2,588,430	8,310,177	2,184,779	5,331,395	32,991,980	18,866,086
Dividends reinvested	—	3,771,084	—	959,669	—	56,998,557
Value of shares redeemed(a)	(20,570,755)	(46,996,882)	(13,538,465)	(41,290,931)	(43,271,253)	(74,749,700)
Total Investor Class	(17,982,325)	(34,915,621)	(11,353,686)	(34,999,867)	(10,279,273)	1,114,943
Institutional Class
Proceeds from shares issued	34,983,973	159,719,969	8,314,584	63,256,420	69,777,319	64,237,290
Dividends reinvested	—	4,594,285	—	1,114,569	—	14,334,057
Value of shares redeemed(a)	(56,607,195)	(245,188,239)	(21,624,043)	(25,421,759)	(10,340,106)	(8,588,594)
Total Institutional Class	(21,623,222)	(80,873,985)	(13,309,459)	38,949,230	59,437,213	69,982,753

Net Increase (decrease) in net assets derived from capital transactions	(39,605,547)	(115,789,606)	(24,663,145)	3,949,363	49,157,940	71,097,696

NET INCREASE (DECREASE) IN NET ASSETS	26,052,770	(121,572,961)	45,164,909	3,077,912	282,399,467	117,195,483
NET ASSETS AT THE BEGINNING OF THE PERIOD	470,372,507	591,945,468	285,249,891	282,171,979	887,048,625	769,853,142
NET ASSETS AT THE END OF THE PERIOD	$496,425,277	$470,372,507	$330,414,800	$285,249,891	$1,169,448,092	$887,048,625

FUND SHARE TRANSACTIONS
Investor Class
Shares issued	179,999	619,030	53,743	156,076	569,087	380,315
Reinvested Shares	—	284,396	—	26,365	—	1,109,354
Shares redeemed	(1,432,189)	(3,495,556)	(335,999)	(1,192,722)	(755,310)	(1,517,571)
Net decrease resulting from share transactions	(1,252,190)	(2,592,130)	(282,256)	(1,010,281)	(186,223)	(27,902)

Institutional Class
Shares issued	2,442,132	12,008,298	208,143	1,794,832	1,182,432	1,237,777
Reinvested Shares	—	344,658	—	30,892	—	270,352
Shares redeemed	(3,957,382)	(18,045,549)	(522,154)	(755,031)	(172,662)	(166,821)
Net increase (decrease) resulting from share transactions	(1,515,250)	(5,692,593)	(314,011)	1,070,693	1,009,770	1,341,308

(a)	Value of shares redeemed includes amounts for early redemption fees. See Note 7 in Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of these Statements.

10	www.heartlandadvisors.com

HEARTLAND FUNDS	FINANCIAL HIGHLIGHTS

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses)(c)	Total income (loss) from investment operations	Distributions from net investment income	Distributions from net realized gain on investments	Total distributions	Net asset value, end of period
Mid Cap Value Fund
Investor Class
June 30, 2026 (Unaudited)	$13.20	$0.08	$1.82	$1.90	$–	$–	$–	$15.10
December 31, 2025	13.47	0.16	(0.15)	0.01	(0.16)	(0.12)	(0.28)	13.20
December 31, 2024	13.77	0.13	0.37	0.50	(0.11)	(0.69)	(0.80)	13.47
December 31, 2023	12.38	0.12	1.53	1.65	(0.09)	(0.17)	(0.26)	13.77
December 31, 2022	13.47	0.09	(0.50)	(0.41)	(0.07)	(0.61)	(0.68)	12.38
December 31, 2021	13.03	0.14	3.53	3.67	(0.12)	(3.11)	(3.23)	13.47
Institutional Class
June 30, 2026 (Unaudited)	$13.27	$0.10	$1.83	$1.93	$–	$–	$–	$15.20
December 31, 2025	13.54	0.19	(0.14)	0.05	(0.20)	(0.12)	(0.32)	13.27
December 31, 2024	13.85	0.17	0.36	0.53	(0.15)	(0.69)	(0.84)	13.54
December 31, 2023	12.44	0.15	1.56	1.71	(0.13)	(0.17)	(0.30)	13.85
December 31, 2022	13.53	0.13	(0.51)	(0.38)	(0.10)	(0.61)	(0.71)	12.44
December 31, 2021	13.08	0.18	3.54	3.72	(0.16)	(3.11)	(3.27)	13.53
Value Plus Fund
Investor Class
June 30, 2026 (Unaudited)	$35.99	$0.09	$8.96	$9.05	$–	$–	$–	$45.04
December 31, 2025	35.83	0.20	0.18	0.38	(0.22)	–	(0.22)	35.99
December 31, 2024	37.02	0.16	(0.28)	(0.12)	(0.17)	(0.90)	(1.07)	35.83
December 31, 2023	36.87	0.32	0.36	0.68	(0.33)	(0.20)	(0.53)	37.02
December 31, 2022	39.68	0.19	(2.17)	(1.98)	(0.17)	(0.66)	(0.83)	36.87
December 31, 2021	39.55	0.31	9.54	9.85	(0.27)	(9.45)	9.72	39.68
Institutional Class
June 30, 2026 (Unaudited)	$35.68	$0.14	$8.88	$9.02	$–	$–	$–	$44.70
December 31, 2025	35.54	0.29	0.18	0.47	(0.33)	–	(0.33)	35.68
December 31, 2024	36.73	0.24	(0.25)	(0.01)	(0.28)	(0.90)	(1.18)	35.54
December 31, 2023	36.58	0.40	0.38	0.78	(0.43)	(0.20)	(0.63)	36.73
December 31, 2022	39.39	0.28	(2.16)	(1.88)	(0.27)	(0.66)	(0.93)	36.58
December 31, 2021	39.33	0.42	9.48	9.90	(0.39)	(9.45)	(9.84)	39.39
Value Fund
Investor Class
June 30, 2026 (Unaudited)	$50.76	$0.15	$12.87	$13.02	$–	$–	$–	$63.78
December 31, 2025	47.78	0.31	7.38	7.69	(0.31)	(4.40)	(4.71)	50.76
December 31, 2024	44.99	0.39	6.66	7.05	(0.39)	(3.87)	(4.26)	47.78
December 31, 2023	40.55	0.33	6.65	6.98	(0.33)	(2.21)	(2.54)	44.99
December 31, 2022	46.43	0.17	(4.83)	(4.66)	(0.17)	(1.05)	(1.22)	40.55
December 31, 2021	43.27	0.01	9.41	9.42	(0.07)	(6.19)	(6.26)	46.43
Institutional Class
June 30, 2026 (Unaudited)	$52.39	$0.21	$13.28	$13.49	$–	$–	$–	$65.88
December 31, 2025	49.18	0.40	7.61	8.01	(0.40)	(4.40)	(4.80)	52.39
December 31, 2024	46.19	0.49	6.84	7.33	(0.47)	(3.87)	(4.34)	49.18
December 31, 2023	41.58	0.42	6.82	7.24	(0.42)	(2.21)	(2.63)	46.19
December 31, 2022	47.58	0.23	(4.97)	(4.74)	(0.21)	(1.05)	(1.26)	41.58
December 31, 2021	44.21	0.08	9.62	9.70	(0.14)	(6.19)	(6.33)	47.58

The accompanying Notes to Financial Statements are an integral part of these Statements.

Semi-Annual Report | June 30, 2026	11

HEARTLAND FUNDS	FINANCIAL HIGHLIGHTS

Total Return		Net assets, end of period (000s)	Percentage of expenses to average net assets	Percentage of net investment income (loss) to average net assets	Percentage of expenses to average net assets before waivers		Percentage of expenses to average net assets after waivers		Percentage of net investment income (loss) to average net assets before waivers		Percentage of net investment income (loss) to average net assets after waivers		Portfolio turnover rate(d)

14.39	%(e)(f)	$187,478	N/A	N/A	1.18	%(g)	1.04	%(g)	1.01	%(g)	1.15	%(g)	26	%(f)
0.12	(e)	180,424	N/A	N/A	1.21		1.10		1.07		1.18		72
3.62	(e)	218,998	N/A	N/A	1.18		1.10		0.82		0.90		62
13.37	(e)	244,716	N/A	N/A	1.17		1.10		0.83		0.90		84
(3.01	)(e)	209,035	N/A	N/A	1.16		1.10		0.62		0.68		66
28.12	(e)	227,242	N/A	N/A	1.17		1.10		0.82		0.89		86

14.54	%(e)(f)	$308,947	N/A	N/A	0.92	%(g)	0.85	%(g)	1.27	%(g)	1.34	%(g)	26	%(f)
0.38	(e)	289,949	N/A	N/A	0.95		0.85		1.33		1.42		72
3.81	(e)	372,948	N/A	N/A	0.99		0.85		1.03		1.16		62
13.72	(e)	382,875	N/A	N/A	0.95		0.85		1.03		1.13		84
(2.78	)(e)	141,756	N/A	N/A	1.04		0.85		0.78		0.98		66
28.39	(e)	81,916	N/A	N/A	0.98		0.85		1.04		1.17		86

25.15	%(f)	$185,762	1.20%	0.47%	N/A		N/A		N/A		N/A		15	%(f)
1.06		158,600	1.22	0.58	N/A		N/A		N/A		N/A		67
(0.31)		194,078	1.21	0.43	N/A		N/A		N/A		N/A		68
1.83		246,240	1.18	0.87	N/A		N/A		N/A		N/A		53
(4.95)		272,008	1.22	0.51	N/A		N/A		N/A		N/A		48
24.85		313,703	1.15	0.64	N/A		N/A		N/A		N/A		58

25.28	%(f)	$144,653	N/A	N/A	0.95	%(g)	0.95	%(g)	0.72	%(g)	0.72	%(g)	15	%(f)
1.30		126,650	N/A	N/A	0.99		0.99		0.84		0.84		67
(0.02)		88,094	N/A	N/A	0.94		0.94		0.68		0.68		68
2.11		143,926	N/A	N/A	0.92		0.92		1.09		1.09		53
(4.75)		164,367	N/A	N/A	1.01		0.99		0.74		0.76		48
25.11		174,912	N/A	N/A	0.92		0.92		0.88		0.88		58

25.65	%(f)	$862,114	1.09%	0.52%	N/A		N/A		N/A		N/A		25	%(f)
15.98		695,571	1.09	0.62	N/A		N/A		N/A		N/A		44
15.68		656,068	1.06	0.80	N/A		N/A		N/A		N/A		34
17.13		624,176	1.07	0.77	N/A		N/A		N/A		N/A		43
(9.99)		580,421	1.09	0.41	N/A		N/A		N/A		N/A		45
21.81		684,923	1.04	0.03	N/A		N/A		N/A		N/A		45

25.75	%(f)	$307,335	0.91%	0.72%	N/A		N/A		N/A		N/A		25	%(f)
16.17		191,478	0.94	0.79	N/A		N/A		N/A		N/A		44
15.88		113,785	N/A	N/A	0.91		0.91		0.98		0.98		34
17.31		82,682	N/A	N/A	0.89		0.89		0.95		0.95		43
(9.91)		60,379	N/A	N/A	0.98		0.98		0.52		0.52		45
21.96		67,901	N/A	N/A	0.92		0.92		0.15		0.15		45

The accompanying Notes to Financial Statements are an integral part of these Statements.

12	www.heartlandadvisors.com

HEARTLAND FUNDS	FINANCIAL HIGHLIGHTS - FOOTNOTES

(a)	Calculated using the average shares method.
(b)	Redemption fees represent less than $.01 on a per share basis.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Portfolio turnover rate is calculated at the Fund level.
(e)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.
(f)	Not annualized.
(g)	Annualized.

The accompanying Notes to Financial Statements are an integral part of these Statements.

Semi-Annual Report | June 30, 2026	13

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

1. ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The capital shares of the Mid Cap Value Fund, Value Plus Fund, and Value Fund (each a “Fund” and collectively, the “Funds”), each of which is a diversified fund, are issued by the Corporation. Each Fund has 150,000,000 shares authorized with a par value of $.001 per share and offers Investor Class and Institutional Class shares. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, closing price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”), or using methods determined by Heartland Advisors, Inc. (the “Advisor”) as the valuation designee of the Board of Directors of the Corporation (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE, that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities purchased with maturities of 60 days or less are generally valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, are deemed unreliable, or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Advisor as valuation designee, subject to the oversight of the Board. The Advisor may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures approved by the Board in accordance with Rule 2a-5 and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

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HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

(c)	Net investment income, if any, is distributed to each shareholder as a dividend. Dividends from the Funds are declared and paid at least annually. Dividends from the Funds are recorded on ex-date and determined in accordance with tax regulations. Net realized gains on investments, if any, are distributed at least annually. During the fiscal year ended December 31, 2025, the Funds utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. GAAP requires that permanent financial reporting and tax differences be reclassified based on their characterization for federal income tax purposes. Accordingly, at December 31, 2025, the following reclassifications were made to increase (decrease) such amounts:

FUND	TOTAL DISTRIBUTABLE EARNINGS	PAID-IN CAPITAL
Mid Cap Value Fund	$(3,429,806)	$3,429,806
Value Plus Fund	–	–
Value Fund	(2,157,114)	2,157,114

(d)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is disclosed in the Statements of Operations. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(e)	Investment income and realized and unrealized gains or losses on investments, options, and translation of assets in foreign currency are allocated to each Fund’s share class based on their respective net assets. The Funds and share classes are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to any one Fund are typically allocated among the Funds and respective share classes in proportion to their respective net assets, number of open shareholder accounts, number of funds, or some combination thereof, as applicable.

(f)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(g)	As of June 30, 2026, 1.5% of the Value Fund’s net assets were illiquid as defined pursuant to the Corporation’s Liquidity Risk Management Program (the “LRMP”).

(h)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered to be liquid under the LRMP. As of June 30, 2026, the Funds did not hold any restricted securities.

(i)	The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. These gains and losses are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

Semi-Annual Report | June 30, 2026	15

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

(j)	The Funds may participate in a variety of liquidity programs offered by ReFlow Fund, LLC (“ReFlow”). These include the ReFlow Redemption Service, which is designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when a Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at the Corporation’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund.

During the six month period ended June 30, 2026, the Mid Cap Value Fund satisfied in-kind redemption requests made by ReFlow. Consideration paid and shares sold were as follows:

FUND	DATE RANGE	VALUE OF CASH AND IN-KIND SECURITIES	NET UNREALIZED GAIN OF IN-KIND SECURITIES	COMMON STOCK SHARES SOLD
Mid Cap Value Fund	January 2026	$6,313,264	$3,731,665	63,786
Mid Cap Value Fund	February 2026	3,468,908	2,027,247	20,306
Mid Cap Value Fund	March 2026	2,343,954	1,473,547	13,055
Mid Cap Value Fund	May 2026	706,275	543,502	2,313
Mid Cap Value Fund	June 2026	1,100,138	880,997	3,114

(k)	The accompanying financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(l)	The Funds use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Funds’ chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Funds’ CODM has been identified as the Disclosure Committee, appointed by the Advisor, who reviews consolidated results presented within the Funds’ financial statements when making decisions about allocating resources and assessing performance of the Funds. The CODM determined that the Funds have only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Funds, against which the CODM assesses performance.

3. FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2 –	Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or inputs other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes portfolio securities and other financial instruments lacking any sales referenced in Note 2.

Level 3 –	Significant unobservable prices or inputs (includes the Advisor’s own assumptions, as the Board’s valuation designee, in determining the fair value of investments).

16	www.heartlandadvisors.com

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2026:

MID CAP VALUE FUND
INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$491,223,006	$–	$–	$491,223,006
Short-Term Investments	4,454,322	–	–	4,454,322
Total	$495,677,328	$–	$–	$495,677,328

VALUE PLUS FUND
INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$329,231,635	$–	$–	$329,231,635
Short-Term Investments	1,767,587	–	–	1,767,587
Total	$330,999,222	$–	$–	$330,999,222

VALUE FUND
INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$1,163,373,344	$–	$–	$1,163,373,344
Short-Term Investments	8,061,863	–	–	8,061,863
Total	$1,171,435,207	$–	$–	$1,171,435,207

(a)	For detailed industry descriptions and securities identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.
(b)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the six month period ended June 30, 2026, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment. Each Fund currently qualifies as a “limited derivatives user” under Rule 18f-4 of the 1940 Act and limits its derivatives exposure to 10% of its net assets.

Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

Semi-Annual Report | June 30, 2026	17

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

Options Contracts

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. The Funds were not invested in options during the six month period ended June 30, 2026.

Offsetting Arrangements

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets and liabilities, only following a specified event of default or early termination. There are no derivative financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2026.

5. INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES

The Corporation entered into an investment advisory agreement with the Advisor to serve as investment advisor and manager to the Funds (the “Advisory Agreement”). The Mid Cap Value Fund pays the Advisor a monthly management fee at the annual rate of 0.75% of the average daily net assets, the Value Plus Fund pays the Advisor a monthly management fee at the annual rate of 0.70% of the average daily net assets, and the Value Fund pays the Advisor a monthly management fee at the annual rate of 0.75% of the average daily net assets.

The Advisor has contractually agreed to waive its management fees and/or reimburse expenses of the Mid Cap Value Fund to ensure that the Fund’s total annual fund operating expenses do not exceed 1.10% of the Fund’s average daily net assets for the Investor Class Shares and 0.85% for the Institutional Class Shares through at least April 5, 2028, and subject thereafter to annual renewal of the agreement by the Board. The operating expense limitation agreement can be terminated only with the consent of the Board. For the six month period ended June 30, 2026, expenses of $126,864 for Investor Class and $103,492 for Institutional Class were waived by the Advisor. The Advisor may not recoup amounts previously waived or reimbursed.

The Advisor has voluntarily agreed to waive fees and/or reimburse certain expenses with respect to the Institutional Class Shares of the Value Plus Fund, to the extent necessary to maintain the Institutional Class total annual fund operating expenses at a ratio of 0.99% of average daily net assets. This voluntary waiver/reimbursement may be discontinued at any time. For the six month period ended June 30, 2026, expenses of $0 for the Institutional Class Shares of the Value Plus Fund were waived by the Advisor. The Advisor may not recoup amounts previously waived or reimbursed.

The Corporation has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended (the “Plan”). Pursuant to the Plan, the Investor Class pays the Funds’ distributor, ALPS Distributors, Inc. (the “Distributor”), an amount up to 0.25% of the average daily net assets of the Investor Class Shares of such Fund (limited to actual costs incurred), computed on an annual basis and paid monthly, for distributing Fund shares and providing shareholder services. Any fees paid to the Distributor under the Plan that are not used during a calendar year are reimbursed to the respective Fund’s Investor Class. Institutional Class shares are not subject to 12b-1 fees. During the six month period ended June 30, 2026, $346,890 of distribution related expenses incurred by the Advisor were reimbursed by fees collected under the Plan. The Advisor and/or Distributor may also contractually commit to pay these fees to other third parties who agree to provide various services to their customers who hold Fund shares. Fees paid pursuant to any such contractual commitment are not subject to reimbursement. The Distributor receives a fee for providing distribution services based on an annual rate of $225,000 for all Funds, plus 1/10 basis point for each Fund’s annual net assets.

18	www.heartlandadvisors.com

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

Transfer agent, fund accounting and fund administration services are provided by ALPS Fund Services, Inc. (“ALPS”). ALPS is an affiliate of the Distributor. From its own assets, the Advisor may pay retirement plan service providers, brokers, banks, financial advisors, and other financial intermediaries’ fees for providing recordkeeping, sub-accounting, marketing, and other administrative services to their customers in connection with investment in the Funds. These fees may be in addition to any distribution, administrative, or shareholder servicing fees paid from the Funds’ assets to these financial intermediaries.

Officers and certain directors of the Corporation are also officers and/or directors of the Advisor; however, they receive no compensation from the Funds.

6. EARLY REDEMPTION FEE

To discourage market timing and other short-term trading, certain shares of the Funds that are redeemed or exchanged within 10 days are assessed a 2% fee on the current net asset value of the shares. The fee applies to shares being redeemed or exchanged in the order in which they are purchased, treating shares that have been held the longest in an account as being redeemed first. The fee is retained by the applicable Fund for the benefit of the remaining shareholders. For financial statement purposes, these amounts are included in the Statements of Assets and Liabilities as “paid-in capital”. The Funds retained redemption fees during the six month period ended June 30, 2026, as follows:

	MID CAP VALUE FUND	VALUE PLUS FUND	VALUE FUND
Investor Class	$20	$7	$1,902
Institutional Class	20	2	1,391
Total	$40	$9	$3,293

7. INVESTMENT TRANSACTIONS

During the six month period ended June 30, 2026, the cost of purchases and proceeds from sales of securities (excluding in-kind transactions and securities maturing less than one year from acquisition) are noted below. During the same period, there were no purchases of long-term U.S. Government obligations.

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
Mid Cap Value Fund	$123,965,577	$164,651,433
Value Plus Fund	46,542,036	71,091,345
Value Fund	309,768,758	250,292,954

During the six month period ended June 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
Mid Cap Value Fund	$–	$13,932,539
Value Plus Fund	–	–
Value Fund	–	–

For the six month period ended June 30, 2026, the Mid Cap Value Fund had in-kind net gains of $8,656,958.

8. FEDERAL INCOME TAX INFORMATION

The Funds have qualified and intend to qualify as RICs under Subchapter M of the Code for federal income tax purposes and to distribute substantially all taxable income and net capital gains. Passive foreign investment companies, foreign currency, and certain other investments could create book tax differences that may have an impact on the character of each Fund’s distributions.

Semi-Annual Report | June 30, 2026	19

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

As of and during the six month period ended June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities as of June 30, 2026, are displayed in the table below.

	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Mid Cap Value Fund	$404,619,713	$101,854,734	$(10,797,119)	$91,057,615
Value Plus Fund	237,416,978	97,293,838	(3,711,594)	93,582,244
Value Fund	782,154,524	405,423,249	(16,142,566)	389,280,683

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

20	www.heartlandadvisors.com

HEARTLAND FUNDS	ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

June 30, 2026 (Unaudited)

There have been no changes in or disagreements with the accountants as contemplated by Item 304 of Regulation S-K.

Semi-Annual Report | June 30, 2026	21

HEARTLAND FUNDS	ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

June 30, 2026 (Unaudited)

Not applicable.

22	www.heartlandadvisors.com

HEARTLAND FUNDS	ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

June 30, 2026 (Unaudited)

Information regarding any Remuneration paid to Directors, Officers and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Semi-Annual Report | June 30, 2026	23

HEARTLAND FUNDS	ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

June 30, 2026 (Unaudited)

The 1940 Act requires that the Funds’ Investment Advisory Agreement be approved by the vote of a majority of the Independent Directors, cast in the manner required by the 1940 Act, and the rules and regulations thereunder. At an in-person meeting held on May 6-7, 2026, the Board, including a majority of the Independent Directors, approved the continuation of the Funds’ Investment Advisory Agreement.

As part of the process of approving the continuation of the Investment Advisory Agreement, the directors reviewed the legal requirements governing their consideration of the Investment Advisory Agreement and the relevant factors that should be considered to inform their judgement. The Independent Directors also met in separate executive sessions with their independent legal counsel to discuss the continuation of the Investment Advisory Agreement. The directors recognized that each Fund’s fee arrangements are the result of years of review and discussion between the Independent Directors and Heartland Advisors, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the directors’ conclusions may be based, in part, on their consideration of these arrangements and information received during the course of the year and in prior years.

The directors’ approval of the continuation of the Investment Advisory Agreement was based on their consideration and evaluation of a variety of factors, which included, among other things: (1) the nature, extent, and quality of the services provided by Heartland Advisors, including the investment process used by Heartland Advisors; (2) the performance of each Fund in comparison to its benchmark index, a peer group and a comparison universe of similar mutual funds; (3) the advisory fees and total net operating expenses of each Fund, including comparative information with respect to a peer group and a comparison universe of similar mutual funds; (4) a comparison of Heartland Advisors’ services and the amounts paid by the Funds with those under Heartland Advisors’ agreements with other clients; (5) the profitability of Heartland Advisors with respect to each Fund; (6) the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund investors; and (7) any benefits accruing to Heartland Advisors from its relationship with the Funds.

The following is a more detailed summary of certain of the factors and information considered by the directors:

MATERIALS RELATING TO THE NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY HEARTLAND ADVISORS:

●	A description of the services provided by the Advisor to each Fund;

●	The Investment Advisory Agreement between the Advisor and Heartland Group, Inc. on behalf of each Fund;

●	A summary of the qualifications and background of Heartland Advisors’ senior management personnel and portfolio management teams;

●	A summary of Heartland Advisors’ investment process for the Funds;

●	Information regarding Heartland Advisors’ risk management practices;

●	Information regarding Heartland Advisors’ marketing activities on behalf of the Funds;

●	Information regarding Heartland Advisors’ business continuity plan;

●	Information regarding initiatives to improve operations and services;

●	Heartland Advisors’ Form ADV Part 2A (brochure) and 2B (supplements);

●	Information regarding Heartland Advisors’ compliance program; and

●	Information regarding trading costs, brokerage commissions and best execution.

24	www.heartlandadvisors.com

HEARTLAND FUNDS	ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

June 30, 2026 (Unaudited)

INFORMATION WITH RESPECT TO FUND PERFORMANCE AND EXPENSES:

●	Discussions with management regarding Fund performance and related performance data, including initiatives to improve Fund performance;

●	Discussions with management regarding the appropriateness of each Fund’s fee and expense levels; and

●	A Section 15(c) Report and related materials prepared by FUSE Research Network, LLC (“FUSE”), an independent third-party Section 15(c) report provider, using Morningstar, Inc. data comparing advisory fees, other expenses and the performance of each class of each Fund against a comparison universe as well as a smaller peer group of funds consisting of such Fund and other open-end funds classified by FUSE as having a similar investment strategy and a comparable asset level as the Fund.

●	Risk/return summary charts for each Fund, as provided by FUSE.

The Board did not consider information regarding Heartland Advisors’ performance for other managed accounts to be a material factor as it relates to evaluating the Funds’ performance.

MATERIALS RELATED TO HEARTLAND ADVISORS’ SERVICES TO OTHER ACCOUNTS:

●	A schedule of standard account minimums and fees for other accounts managed with investment strategies similar to the Funds; and

●	Information regarding the level of services provided by Heartland Advisors to the Funds as compared to Heartland Advisors’ other clients with investment strategies similar to the Funds.

MATERIALS RELATING TO PROFITABILITY AND ECONOMIES OF SCALE:

●	A profitability analysis prepared by management;

●	An independent study prepared by FUSE of the profitability of a group of publicly traded asset managers;

●	A summary of revenue-sharing arrangements that Heartland Advisors has with various financial intermediaries; and

●	A memorandum prepared by management discussing economies of scale and the appropriateness of the Funds’ investment advisory fees.

INFORMATION RELATING TO HEARTLAND ADVISORS’ FINANCIAL STRENGTH:

●	Heartland Advisors’ financial statements and independent auditor’s report for the years ended December 31, 2025, and December 31, 2024;

●	Consolidated financial statements of Heartland Advisors and its parent company and independent auditor’s report for the years ended December 31, 2025, and December 31, 2024;

●	Consolidated financial information for Heartland Advisors and its parent company for the first quarter ended March 31, 2026 (unaudited);

●	Heartland Advisors’ historical assets under management;

●	Consolidated financial projections of Heartland Advisors’ parent company; and

●	Heartland Advisors’ management succession and personnel contingency plan.

The Board also considered a memorandum from independent legal counsel that outlined the duties and responsibilities of the Board in connection with approving the continuation of the Investment Advisory Agreement.

Semi-Annual Report | June 30, 2026	25

HEARTLAND FUNDS	ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

June 30, 2026 (Unaudited)

In considering the documents and information listed above, the Independent Directors were assisted by their independent legal counsel who was present at all times at the May Board meetings and at the related executive sessions of the Independent Directors. In reviewing and discussing this information, the Independent Directors took into account information regularly provided at the Board’s quarterly meetings throughout the year regarding the services provided by Heartland Advisors, the performance of each Fund, expenses, the Funds’ compliance program, asset flows, sales and marketing updates and other relevant matters. After considering this information, the Board, including a majority of the Independent Directors, reached the following conclusions:

●	The nature and extent of the services provided by Heartland Advisors are appropriate for the investment objectives and programs of the Value Plus Fund, Value Fund and Mid Cap Value Fund and are appropriate to assure that each Fund’s operations are conducted in compliance with their investment objectives and strategies, and in compliance with applicable laws, rules and regulations.

●	Heartland Advisors provides a high quality of services to the Funds, based upon: (a) Heartland Advisors’ consistent value investment process, which has been in place for over 40 years; (b) the background and experience of Heartland Advisors’ senior management and the expertise of, and the amount of attention given to the Funds by, investment personnel of Heartland Advisors; (c) the extensive other services provided by Heartland Advisors that benefit the Funds, including compliance services, serving as the Board’s valuation designee for purposes of fair value determinations, serving as the Funds’ liquidity risk management program administrator, risk management services, business continuity services, oversight of service providers and other operational services, such as the provision of Fund officers and office space; and (d) the overall reputation and capabilities of Heartland Advisors. In addition, the Board considered that the Funds and their shareholders benefit from Heartland Advisors’ payments to financial intermediaries for the provision of distribution services and shareholder services.

●	With respect to the performance of each Fund, each Fund and its shareholders were likely to benefit from Heartland Advisors’ continued management. The Board determined that the long-term performance of the Mid Cap Value Fund has been satisfactory. The Board considered that the Mid Cap Value Fund Investor Class has underperformed its benchmark index over all periods ended December 31, 2025, has underperformed the FUSE peer group average for the one-year, three-year and five-year periods and has outperformed its FUSE peer group average for the ten-year and since-inception periods. With respect to the calendar year 2025 performance of the Mid Cap Value Fund, the directors considered the market backdrop in 2025 and the improved performance of the Mid Cap Value Fund in 2026. The Board noted that the long-term performance of the Value Fund has been satisfactory and considered the Fund’s strong relative performance. The Board noted that the Value Fund Investor Class has outperformed its benchmark index and FUSE peer group average over all periods ended December 31, 2025. With respect to the Value Plus Fund, the Board noted that the Fund’s Investor Class has underperformed its benchmark index and its FUSE peer group average over all time periods. The directors considered the Advisor’s initiatives to improve performance for the Value Plus Fund and determined that the continuation of the Investment Advisory Agreement was in the best interests of the Fund’s shareholders.

●	The advisory fee charged to each Fund is fair and reasonable based on the nature, scope and quality of the services provided to the Fund, and those fees are competitive, considering all relevant circumstances, with fees paid by peer funds and fees charged by Heartland Advisors to other accounts it manages under similar investment strategies, as applicable.

●	The level of profitability realized by Heartland Advisors from its provision of services to each Fund is reasonable.

●	Heartland Advisors has sufficient financial resources and revenues to enable it to finance the provision and delivery of the services it is obligated to provide under the Investment Advisory Agreement and Heartland Advisors has used these resources and revenues to manage the operations of the Funds in an effective manner that is beneficial to shareholders.

The Board considered the extent to which economies of scale might be realized as each Fund grows and to the extent which each Fund’s advisory fee reflects those economies of scale for the benefit of Fund shareholders. The directors concluded that the Mid Cap Value Fund’s current fee level represents an appropriate sharing of economies of scale with its shareholders, also noting the benefits to shareholders from the operating expense limitation agreement in place between Heartland Advisors and the Mid Cap Value Fund. The directors concluded that the Value Fund’s current fee level represents an appropriate sharing of economies of scale with its shareholders given its asset size and style of product. With respect to the Value Plus Fund, the directors did not consider economies of scale to be a material factor in light of the Fund’s current asset size and management fee.

26	www.heartlandadvisors.com

HEARTLAND FUNDS	ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

June 30, 2026 (Unaudited)

The Board considered other benefits to Heartland Advisors from serving as advisor to the Funds (in addition to the advisory fee). The Board considered the benefits to Heartland Advisors from soft dollar arrangements whereby Heartland Advisors receives proprietary and third-party investment research and related services from broker-dealers that execute portfolio trades for the Funds. The Board considered that the research services received from such broker-dealers are used to service all accounts managed by Heartland Advisors, including the Funds, and that Heartland Advisors’ other clients also benefit from this research. The Directors concluded that the benefits Heartland Advisors receives are appropriate and that such products and services have been used for legitimate purposes beneficial to the Funds by providing assistance in the investment decisionmaking process. The Board noted that Heartland Advisors also experiences brand and name recognition and other modest benefits due to its association with the Funds. The Board concluded that the other benefits realized by Heartland Advisors from its relationship with the Funds were reasonable.

The Directors reached these conclusions after carefully considering all of the information provided by management and after taking into account recent developments and circumstances affecting the Funds. They concluded that the information and materials provided addressed all of the relevant matters that they considered necessary or advisable to assess the performance of the Funds and the performance of Heartland Advisors under the Investment Advisory Agreement. All of the factors discussed above were considered separately by the Board, including by the Independent Directors meeting in executive sessions and as part of the Audit Committee. The factors were viewed in their totality by the Board, with no single factor being the principal or determinative factor in the Board’s determination to approve the Investment Advisory Agreement. Based on its review of the information set forth above, the Board found that the terms of the Investment Advisory Agreement are fair and reasonable and in the best interests of the shareholders of each Fund.

Semi-Annual Report | June 30, 2026	27

Heartland Advisors’ commitment to you:

Striving to achieve superior investment results and outstanding client service

Fundamental Research

We are committed to discovering opportunities through extensive fundamental analysis

Seasoned Investment Team

We leverage our investment team’s decades of experience to uncover out-of-favor, financially sound, and undervalued companies

Consistent and Disciplined Approach

We consistently adhere to our clearly defined, time-tested investment process driven by Heartland’s 10 Principles of Value InvestingTM

An investor should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the Funds’ prospectus. To obtain a prospectus, please call 1-800-432-7856 or visit www.heartlandadvisors.com. Please read the prospectus carefully before investing.

Distributed by ALPS Distributors, Inc.	HLF007413

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There have been no changes in or disagreements with the accountants as contemplated by Item 304 of Regulation S-K.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Information regarding any Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

A statement regarding the basis for approval of Investment Advisory Contract information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable to Registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referenced in Item 2 was filed as Exhibit 19(a)(1) to Registrant’s Certified Shareholder Report on Form N-CSR on February 20, 2026 and is incorporated herein by reference.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Ex99.Cert.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the 1940 Act, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HEARTLAND GROUP, INC.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	August 21, 2026

By:	/s/ Nicole J. Best
Nicole J. Best
Treasurer & Principal Accounting Officer

Date:	August 21, 2026